Summary of equity attributable to Novartis AG shareholders (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of equity [abstract]
Schedule disclosing information related treasury shares movements
		Number of outstanding shares (in millions)		Issued share capital and reserves attributable to Novartis AG shareholders (in USD millions)

	Note	2021	2020	H1 2021	H1 2020

Balance at beginning of year		2 256.8	2 265.0	56 598	55 474

Shares acquired to be canceled		-28.2		-2 558

Other share purchases		-1.3	-1.6	-128	-150

Exercise of options and employee transactions		0.6	14.7	39	823

Equity-based compensation		8.7	10.6	337	365

Shares delivered to Alcon employees as a result of the Alcon spin-off		0.1	0.3	17	29

Taxes on treasury share transactions					30

Decrease of treasury share repurchase obligation under a share buyback trading plan	4.1			1 769

Dividends				7 368	6 987

Net income of the period attributable to shareholders of Novartis AG				4 955	4 043

Other comprehensive income attributable to shareholders of Novartis AG				354	176

Other movements	4.2			27	9

Balance at June 30		2 236.7	2 289.0	54 042	53 812